Income Taxes	3 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

(8)           Income Taxes

The Company is qualified and has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended (“the Code”), for federal income tax purposes commencing with the tax year ended December 31, 1995.  Since the Company qualifies for taxation as a REIT, the Company generally is not subject to federal income tax on taxable income that is distributed to stockholders.  A REIT is subject to a number of organizational and operational requirements, including a requirement that it distribute at least 90% of its taxable income to stockholders, subject to certain adjustments.  If the Company fails to qualify as a REIT in any taxable year, without the benefit of certain relief provisions, the Company will be subject to federal and state income tax on its taxable income at regular corporate tax rates.  Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

The Company engages in certain activities through IVC and IEVC, wholly-owned TRS entities.  These entities engage in activities that would otherwise not be permitted for a REIT.  The TRS entities are subject to federal and state income and franchise taxes from these activities.

The Company had no uncertain tax positions as of March 31, 2011.  The Company expects no significant increases or decreases in uncertain tax positions due to changes in tax positions within one year of March 31, 2011. The Company has no material interest or penalties relating to income taxes recognized in the consolidated statements of operations and other comprehensive income for the three months ended March 31, 2011 and 2010 or in the consolidated balance sheets as of March 31, 2011 and December 31, 2010. As of March 31, 2011, returns for the calendar years 2007 through 2010 remain subject to examination by U.S. and various state and local tax jurisdictions.

Income taxes have been provided for on the asset and liability method, as required by existing guidance.  Under the asset and liability method, deferred income taxes are recognized for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities.